Income Taxes (Details) - Schedule of Reconciliation of Income Tax Expense (Benefit)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Income Tax Expense (Benefit) [Abstract]
Income taxes at U.S. statutory rate	21.00%	21.00%
State income taxes	0.80%	1.60%
Tax Credits	0.50%	1.00%
Permanent Differences/Others	(1.90%)	(10.50%)
Change in valuation allowance	(20.50%)	(13.10%)
Total provision for income taxes	0.00%	0.00%